Schedule of Investments (unaudited)
January 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28(a)	$2,846	$2,825,615
Aerospace & Defense — 2.3%
Boeing Co. (The)
3.25%, 02/01/28	5,971	5,664,424
3.25%, 03/01/28	1,946	1,841,029
3.45%, 11/01/28	1,991	1,872,560
General Dynamics Corp., 3.75%, 05/15/28	6,262	6,091,334
HEICO Corp., 5.25%, 08/01/28(a)	2,750	2,784,348
Howmet Aerospace Inc., 6.75%, 01/15/28(a)	1,983	2,091,856
L3Harris Technologies Inc.
4.40%, 06/15/28(a)	4,567	4,501,003
4.40%, 06/15/28	5,697	5,619,607
Lockheed Martin Corp., 4.45%, 05/15/28	3,585	3,570,252
Northrop Grumman Corp., 3.25%, 01/15/28	11,539	11,080,450
RTX Corp., 4.13%, 11/16/28	14,367	14,049,690
		59,166,553
Agriculture — 1.3%
Altria Group Inc., 6.20%, 11/01/28	2,685	2,793,782
BAT Capital Corp., 2.26%, 03/25/28	9,703	8,958,971
BAT International Finance PLC, 4.45%, 03/16/28(a)	5,691	5,614,986
Bunge Ltd. Finance Corp., 4.10%, 01/07/28	2,345	2,302,319
Philip Morris International Inc.
3.13%, 03/02/28(a)	2,414	2,304,632
4.88%, 02/15/28(a)	8,770	8,815,734
5.25%, 09/07/28	3,150	3,203,421
		33,993,845
Airlines — 0.5%
American Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29(a)	1,305	1,253,682
Series 2016-2, Class AA, 3.20%, 12/15/29	1,641	1,549,951
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	1,701	1,589,718
Delta Air Lines Inc., 4.38%, 04/19/28(a)	3,020	2,966,428
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	2,427	2,268,866
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	1,891	1,785,242
Series 2016-2, Class AA, 2.88%, 04/07/30	1,860	1,732,736
		13,146,623
Auto Manufacturers — 3.5%
American Honda Finance Corp.
2.00%, 03/24/28	3,689	3,391,816
3.50%, 02/15/28	2,435	2,348,989
4.70%, 01/12/28	2,720	2,723,133
5.13%, 07/07/28	3,985	4,030,287
5.65%, 11/15/28	4,190	4,311,328
Ford Motor Co., 6.63%, 10/01/28(a)	2,424	2,534,243
Ford Motor Credit Co. LLC
2.90%, 02/16/28	3,968	3,681,612
6.80%, 05/12/28	7,955	8,240,133
6.80%, 11/07/28	7,965	8,266,080
General Motors Co., 5.00%, 10/01/28(a)	4,012	3,999,345
General Motors Financial Co. Inc.
2.40%, 04/10/28	5,188	4,785,798
2.40%, 10/15/28	5,548	5,046,391
3.85%, 01/05/28(a)	1,992	1,931,682
5.80%, 06/23/28(a)	7,180	7,336,874
6.00%, 01/09/28	5,216	5,358,468
Security	Par (000)	Value
Auto Manufacturers (continued)
PACCAR Financial Corp.
4.60%, 01/10/28(a)	$1,293	$1,296,042
4.95%, 08/10/28	1,940	1,958,906
Toyota Motor Corp.
3.67%, 07/20/28(a)	1,289	1,259,134
5.12%, 07/13/28	2,200	2,238,250
Toyota Motor Credit Corp.
1.90%, 04/06/28	3,701	3,406,731
3.05%, 01/11/28	2,451	2,350,430
4.63%, 01/12/28(a)	5,495	5,510,813
5.25%, 09/11/28(a)	4,320	4,394,803
		90,401,288
Banks — 12.9%
Banco Santander SA
3.80%, 02/23/28(a)	5,471	5,277,246
4.38%, 04/12/28	6,190	6,055,428
5.59%, 08/08/28	8,205	8,355,417
6.61%, 11/07/28	6,820	7,179,111
Bank of Montreal
5.20%, 02/01/28	6,811	6,886,505
5.72%, 09/25/28	5,915	6,077,261
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28(a)	1,945	1,763,379
3.00%, 10/30/28	3,009	2,826,010
3.40%, 01/29/28	4,041	3,907,793
3.85%, 04/28/28	5,574	5,450,318
Bank of Nova Scotia (The), 5.25%, 06/12/28(a)	4,630	4,694,371
Barclays PLC
4.34%, 01/10/28	7,080	6,972,256
4.84%, 05/09/28	11,067	10,942,740
Canadian Imperial Bank of Commerce
5.00%, 04/28/28	5,730	5,750,960
5.99%, 10/03/28	3,980	4,119,312
Citibank NA, 5.80%, 09/29/28(a)	13,160	13,610,298
Citigroup Inc.
4.13%, 07/25/28(a)	11,271	11,001,156
6.63%, 01/15/28	2,030	2,139,984
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/28	285	287,520
Discover Bank, 4.65%, 09/13/28(a)	4,644	4,570,043
Fifth Third Bancorp, 3.95%, 03/14/28	3,799	3,689,686
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	2,290	2,355,382
ING Groep NV, 4.55%, 10/02/28	6,760	6,662,833
KeyBank NA/Cleveland OH, 6.95%, 02/01/28	1,335	1,394,706
KeyCorp, 4.10%, 04/30/28	4,888	4,743,271
Lloyds Banking Group PLC
4.38%, 03/22/28	8,425	8,263,392
4.55%, 08/16/28	6,860	6,758,508
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	5,555	5,516,893
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	6,401	6,255,917
4.05%, 09/11/28(a)	5,308	5,179,284
Mizuho Financial Group Inc., 4.02%, 03/05/28	6,432	6,285,706
Morgan Stanley, 3.59%, 07/22/28(b)	14,165	13,708,441
National Australia Bank Ltd./New York
4.90%, 06/13/28(a)	6,195	6,235,686
4.94%, 01/12/28	5,773	5,826,636
Northern Trust Corp., 3.65%, 08/03/28(a)	3,012	2,913,608
PNC Bank NA
3.25%, 01/22/28(a)	3,985	3,831,132
4.05%, 07/26/28	7,095	6,886,541

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Regions Financial Corp., 1.80%, 08/12/28(a)	$3,900	$3,503,225
Royal Bank of Canada
4.90%, 01/12/28(a)	4,940	4,978,440
5.20%, 08/01/28	5,515	5,583,204
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	9,951	8,964,776
3.54%, 01/17/28(a)	3,531	3,418,600
3.94%, 07/19/28	3,841	3,732,795
4.31%, 10/16/28(a)	3,500	3,450,982
5.52%, 01/13/28	9,223	9,391,825
5.72%, 09/14/28	5,610	5,755,246
5.80%, 07/13/28(a)	3,950	4,062,207
Synovus Bank, 5.63%, 02/15/28	1,925	1,938,509
Toronto-Dominion Bank (The)
4.86%, 01/31/28	4,000	3,999,513
5.16%, 01/10/28	7,053	7,118,937
5.52%, 07/17/28	7,070	7,215,628
U.S. Bancorp, 3.90%, 04/26/28	5,350	5,204,440
UBS AG/London, 5.65%, 09/11/28	8,655	8,882,692
UBS AG/Stamford CT, 7.50%, 02/15/28	13,239	14,221,481
Westpac Banking Corp.
1.95%, 11/20/28	6,968	6,311,378
3.40%, 01/25/28(a)	6,021	5,828,869
5.54%, 11/17/28	6,925	7,130,448
		335,067,925
Beverages — 1.6%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28	10,301	10,129,556
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	6,389	5,757,297
1.50%, 03/05/28(a)	4,127	3,773,066
Constellation Brands Inc.
3.60%, 02/15/28	3,624	3,495,006
4.65%, 11/15/28	3,405	3,370,740
Diageo Capital PLC, 3.88%, 05/18/28	2,345	2,292,296
Keurig Dr Pepper Inc., 4.60%, 05/25/28	6,775	6,726,356
PepsiCo Inc.
3.60%, 02/18/28	4,892	4,770,997
4.45%, 05/15/28	2,140	2,141,299
		42,456,613
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28	7,700	6,921,723
5.15%, 03/02/28	18,935	19,151,777
		26,073,500
Building Materials — 0.4%
Lennox International Inc., 5.50%, 09/15/28(a)	3,065	3,125,076
Masco Corp., 1.50%, 02/15/28	3,420	3,098,056
Mohawk Industries Inc., 5.85%, 09/18/28(a)	1,745	1,798,908
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	2,917	2,819,586
		10,841,626
Chemicals — 1.6%
Celanese U.S. Holdings LLC, 6.60%, 11/15/28	5,180	5,324,816
Dow Chemical Co. (The), 4.80%, 11/30/28(a)	3,835	3,832,056
DuPont de Nemours Inc., 4.73%, 11/15/28	11,059	11,042,829
Eastman Chemical Co., 4.50%, 12/01/28(a)	2,764	2,724,922
Ecolab Inc., 5.25%, 01/15/28(a)	2,575	2,634,732
International Flavors & Fragrances Inc., 4.45%, 09/26/28	2,635	2,584,236
Security	Par (000)	Value
Chemicals (continued)
Mosaic Co. (The), 5.38%, 11/15/28(a)	$1,715	$1,739,490
Nutrien Ltd., 4.90%, 03/27/28	4,790	4,800,976
PPG Industries Inc., 3.75%, 03/15/28	4,167	4,045,376
Sherwin-Williams Co. (The), 4.55%, 03/01/28	2,020	2,009,288
		40,738,721
Commercial Services — 0.9%
Automatic Data Processing Inc., 1.70%, 05/15/28	5,592	5,122,144
Block Financial LLC, 2.50%, 07/15/28	3,280	3,003,517
Equifax Inc., 5.10%, 06/01/28(a)	4,175	4,201,391
Global Payments Inc., 4.45%, 06/01/28	2,523	2,481,369
Moody's Corp., 3.25%, 01/15/28	2,540	2,442,287
S&P Global Inc., 4.75%, 08/01/28	3,330	3,335,101
UL Solutions Inc., 6.50%, 10/20/28(a)(c)	1,985	2,063,791
		22,649,600
Computers — 2.0%
Apple Inc.
1.20%, 02/08/28	10,289	9,356,123
1.40%, 08/05/28	9,740	8,774,656
4.00%, 05/10/28	5,190	5,131,773
Dell Inc., 7.10%, 04/15/28(a)	1,670	1,775,006
Dell International LLC/EMC Corp., 5.25%, 02/01/28(a)	5,785	5,856,707
DXC Technology Co., 2.38%, 09/15/28	3,767	3,414,392
Hewlett Packard Enterprise Co., 5.25%, 07/01/28(a)	3,405	3,451,135
HP Inc., 4.75%, 01/15/28	5,429	5,434,820
International Business Machines Corp.
4.50%, 02/06/28(a)	5,505	5,492,724
6.50%, 01/15/28	1,592	1,672,235
Kyndryl Holdings Inc., 2.70%, 10/15/28(a)	2,432	2,235,155
		52,594,726
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.60%, 03/01/28(a)	1,470	1,481,319
Estee Lauder Companies Inc. (The), 4.38%, 05/15/28(a)	4,690	4,639,607
Kenvue Inc., 5.05%, 03/22/28	4,935	5,002,106
Procter & Gamble Co. (The), 3.95%, 01/26/28(a)	2,765	2,735,871
Unilever Capital Corp.
3.50%, 03/22/28	6,602	6,410,818
4.88%, 09/08/28(a)	3,445	3,479,458
		23,749,179
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28	3,620	3,684,945
Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	19,865	18,501,270
3.88%, 01/23/28	2,859	2,779,654
4.88%, 04/01/28(a)	3,805	3,798,266
5.75%, 06/06/28(a)	5,250	5,374,032
Air Lease Corp.
2.10%, 09/01/28	2,839	2,571,091
4.63%, 10/01/28(a)	2,829	2,794,240
5.30%, 02/01/28	3,680	3,715,845
Ally Financial Inc., 2.20%, 11/02/28	4,090	3,682,870
Ameriprise Financial Inc., 5.70%, 12/15/28(a)	3,045	3,150,395
Ares Management Corp., 6.38%, 11/10/28(a)	2,272	2,379,949
BGC Group Inc., 8.00%, 05/25/28	1,970	2,095,332
Brookfield Finance Inc., 3.90%, 01/25/28	5,613	5,475,947

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Capital One Financial Corp., 3.80%, 01/31/28	$8,031	$7,796,349
Charles Schwab Corp. (The)
2.00%, 03/20/28(a)	6,709	6,182,349
3.20%, 01/25/28	3,568	3,424,168
CME Group Inc., 3.75%, 06/15/28	2,654	2,592,311
Intercontinental Exchange Inc.
3.63%, 09/01/28	5,310	5,114,100
3.75%, 09/21/28(a)	3,101	2,998,935
Jefferies Financial Group Inc., 5.88%, 07/21/28	5,843	5,989,308
Lazard Group LLC, 4.50%, 09/19/28(a)	2,911	2,854,587
LPL Holdings Inc., 6.75%, 11/17/28(a)	4,009	4,226,566
Mastercard Inc.
3.50%, 02/26/28(a)	2,279	2,217,338
4.10%, 01/15/28	2,820	2,797,799
4.88%, 03/09/28	3,277	3,311,083
Nasdaq Inc., 5.35%, 06/28/28	6,057	6,156,953
Nomura Holdings Inc.
2.17%, 07/14/28	5,603	5,088,945
5.84%, 01/18/28	2,487	2,538,501
6.07%, 07/12/28(a)	4,980	5,126,542
		124,734,725
Electric — 8.5%
AEP Texas Inc., 3.95%, 06/01/28	2,558	2,477,035
AES Corp. (The), 5.45%, 06/01/28	5,360	5,402,722
Ameren Corp., 1.75%, 03/15/28	2,461	2,234,925
Ameren Illinois Co., 3.80%, 05/15/28	2,373	2,306,878
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28(a)	3,753	3,672,521
Atlantic City Electric Co., 4.00%, 10/15/28	1,554	1,511,527
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	3,498	3,346,423
Black Hills Corp., 5.95%, 03/15/28(a)	1,795	1,850,608
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/28	1,275	1,293,604
Commonwealth Edison Co., 3.70%, 08/15/28	2,960	2,866,649
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28(a)	1,686	1,634,427
Series D, 4.00%, 12/01/28	2,605	2,546,000
Constellation Energy Generation LLC, 5.60%, 03/01/28	4,855	4,950,853
Consumers Energy Co.
3.80%, 11/15/28	1,871	1,811,522
4.65%, 03/01/28(a)	1,826	1,827,945
Dominion Energy Inc., 4.25%, 06/01/28	2,823	2,768,934
DTE Electric Co., Series A, 1.90%, 04/01/28	3,636	3,340,108
DTE Energy Co., 4.88%, 06/01/28(a)	4,660	4,655,870
Duke Energy Carolinas LLC
3.95%, 11/15/28	3,279	3,195,262
Series A, 6.00%, 12/01/28	860	894,649
Duke Energy Corp., 4.30%, 03/15/28	5,015	4,949,416
Duke Energy Florida LLC, 3.80%, 07/15/28	2,992	2,908,671
Duke Energy Progress LLC, 3.70%, 09/01/28	2,427	2,346,980
Edison International
4.13%, 03/15/28(a)	3,171	2,945,590
5.25%, 11/15/28(a)	3,225	3,051,585
Enel Chile SA, 4.88%, 06/12/28(a)	4,231	4,206,193
Entergy Arkansas LLC, 4.00%, 06/01/28	1,862	1,819,737
Entergy Corp., 1.90%, 06/15/28	3,711	3,362,676
Entergy Louisiana LLC, 3.25%, 04/01/28	2,336	2,230,339
Entergy Mississippi LLC, 2.85%, 06/01/28	2,135	2,009,115
Eversource Energy
5.45%, 03/01/28	7,450	7,557,512
Security	Par (000)	Value
Electric (continued)
Series M, 3.30%, 01/15/28	$2,570	$2,458,454
Exelon Corp., 5.15%, 03/15/28	5,715	5,758,021
Florida Power & Light Co.
4.40%, 05/15/28	3,375	3,351,476
5.05%, 04/01/28(a)	4,815	4,866,546
Georgia Power Co., 4.65%, 05/16/28(a)	4,615	4,603,115
Indiana Michigan Power Co., 3.85%, 05/15/28	1,561	1,514,678
Interstate Power & Light Co., 4.10%, 09/26/28(a)	3,110	3,031,421
Mississippi Power Co., 3.95%, 03/30/28(a)	1,365	1,334,350
National Grid PLC, 5.60%, 06/12/28(a)	4,410	4,502,638
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28	3,759	3,618,486
3.90%, 11/01/28	2,083	2,019,051
4.80%, 03/15/28(a)	3,147	3,155,909
5.05%, 09/15/28(a)	1,880	1,894,812
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	7,785	7,076,611
4.85%, 02/04/28	3,110	3,111,946
4.90%, 02/28/28(a)	6,265	6,278,080
Oklahoma Gas & Electric Co., 3.80%, 08/15/28	1,946	1,885,467
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28(a)	3,560	3,428,637
4.30%, 05/15/28(a)	1,735	1,714,107
Pacific Gas and Electric Co.
3.00%, 06/15/28	4,792	4,430,072
3.75%, 07/01/28	4,617	4,376,464
4.65%, 08/01/28	1,573	1,532,142
Public Service Co. of Colorado, 3.70%, 06/15/28	1,685	1,629,809
Public Service Electric & Gas Co.
3.65%, 09/01/28(a)	1,670	1,610,631
3.70%, 05/01/28(a)	1,375	1,333,721
Public Service Enterprise Group Inc., 5.88%, 10/15/28	4,165	4,299,085
Puget Energy Inc., 2.38%, 06/15/28	2,517	2,308,827
San Diego Gas & Electric Co., 4.95%, 08/15/28(a)	4,005	4,008,797
Sempra, 3.40%, 02/01/28	5,280	5,052,782
Southern California Edison Co.
5.30%, 03/01/28	4,110	4,118,088
5.65%, 10/01/28(a)	2,605	2,629,559
Series B, 3.65%, 03/01/28	1,751	1,669,129
Southern Co. (The)
4.85%, 06/15/28(a)	4,625	4,637,148
Series 21-B, 1.75%, 03/15/28	2,185	1,993,048
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28(a)	2,893	2,817,316
System Energy Resources Inc., 6.00%, 04/15/28(a)	1,635	1,685,192
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28(a)	3,997	3,884,525
WEC Energy Group Inc.
2.20%, 12/15/28(a)	3,194	2,897,842
4.75%, 01/15/28	2,985	2,989,326
Wisconsin Electric Power Co., 1.70%, 06/15/28	600	545,589
Xcel Energy Inc., 4.00%, 06/15/28	4,205	4,077,202
		222,106,375
Electronics — 1.0%
Arrow Electronics Inc., 3.88%, 01/12/28(a)	2,681	2,593,625
Avnet Inc., 6.25%, 03/15/28	2,948	3,036,828
Flex Ltd., 6.00%, 01/15/28	2,160	2,212,700
Honeywell International Inc., 4.95%, 02/15/28	3,210	3,250,743
Hubbell Inc., 3.50%, 02/15/28	2,825	2,718,111

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Jabil Inc., 3.95%, 01/12/28	$2,729	$2,648,010
TD SYNNEX Corp., 2.38%, 08/09/28	2,530	2,311,385
Trimble Inc., 4.90%, 06/15/28	3,739	3,738,015
Vontier Corp., 2.40%, 04/01/28	2,873	2,622,767
		25,132,184
Engineering & Construction — 0.1%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	2,963	3,085,759
Environmental Control — 0.7%
Republic Services Inc., 3.95%, 05/15/28	4,518	4,410,093
Veralto Corp., 5.35%, 09/18/28	3,715	3,774,609
Waste Connections Inc., 4.25%, 12/01/28	3,163	3,105,923
Waste Management Inc.
1.15%, 03/15/28	3,037	2,734,438
4.50%, 03/15/28(a)	5,285	5,271,966
		19,297,029
Food — 1.8%
Conagra Brands Inc.
4.85%, 11/01/28	7,456	7,416,321
7.00%, 10/01/28	2,147	2,282,267
General Mills Inc.
4.20%, 04/17/28	7,977	7,843,978
5.50%, 10/17/28	2,935	2,998,034
Hershey Co. (The), 4.25%, 05/04/28(a)	1,733	1,723,366
Hormel Foods Corp., 1.70%, 06/03/28	4,650	4,228,873
J.M. Smucker Co. (The), 5.90%, 11/15/28(a)	4,175	4,336,103
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.13%, 02/01/28	4,507	4,511,113
Kellanova, 4.30%, 05/15/28(a)	3,352	3,304,276
Mondelez International Inc., 4.13%, 05/07/28(a)	2,120	2,082,920
The Campbell's Co., 4.15%, 03/15/28	5,733	5,623,444
		46,350,695
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28	2,645	2,384,571
Gas — 0.6%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	1,595	1,552,345
5.25%, 03/01/28	4,935	4,994,770
National Fuel Gas Co., 4.75%, 09/01/28	1,007	994,775
NiSource Inc., 5.25%, 03/30/28	5,845	5,906,306
Southwest Gas Corp.
3.70%, 04/01/28(a)	1,283	1,235,725
5.45%, 03/23/28(a)	1,830	1,856,793
		16,540,714
Hand & Machine Tools — 0.5%
Kennametal Inc., 4.63%, 06/15/28	1,181	1,169,001
Regal Rexnord Corp., 6.05%, 04/15/28	6,445	6,566,025
Stanley Black & Decker Inc.
4.25%, 11/15/28(a)	2,861	2,800,566
6.00%, 03/06/28(a)	2,598	2,689,843
		13,225,435
Health Care - Products — 1.5%
Abbott Laboratories, 1.15%, 01/30/28	3,535	3,218,438
Baxter International Inc., 2.27%, 12/01/28	6,935	6,293,275
Boston Scientific Corp., 4.00%, 03/01/28(a)	1,895	1,852,124
Edwards Lifesciences Corp., 4.30%, 06/15/28(a)	3,347	3,282,386
Medtronic Global Holdings SCA, 4.25%, 03/30/28(a)	6,235	6,181,191
Revvity Inc., 1.90%, 09/15/28	2,640	2,378,440
Security	Par (000)	Value
Health Care - Products (continued)
Stryker Corp.
3.65%, 03/07/28(a)	$3,520	$3,414,807
4.70%, 02/10/28	3,350	3,350,145
4.85%, 12/08/28	3,295	3,304,014
Thermo Fisher Scientific Inc., 1.75%, 10/15/28(a)	4,520	4,080,961
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28	2,855	2,898,207
		40,253,988
Health Care - Services — 3.1%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28(a)	515	499,874
Bon Secours Mercy Health Inc., Series 2018, 4.30%, 07/01/28	808	794,188
Centene Corp., 2.45%, 07/15/28	11,698	10,590,928
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	1,429	1,400,452
Cigna Group (The), 4.38%, 10/15/28(a)	19,585	19,245,210
Elevance Health Inc., 4.10%, 03/01/28	7,611	7,468,146
HCA Inc.
5.20%, 06/01/28	5,630	5,661,589
5.63%, 09/01/28	8,341	8,467,104
Humana Inc.
5.75%, 03/01/28(a)	2,508	2,564,411
5.75%, 12/01/28	2,520	2,575,692
IQVIA Inc., 5.70%, 05/15/28(a)	4,520	4,589,819
SSM Health Care Corp., 4.89%, 06/01/28	635	635,140
Sutter Health, Series 2018, 3.70%, 08/15/28(a)	485	468,381
UnitedHealth Group Inc.
3.85%, 06/15/28(a)	6,101	5,943,865
3.88%, 12/15/28	4,597	4,466,884
5.25%, 02/15/28	4,920	5,005,601
		80,377,284
Holding Companies - Diversified — 1.7%
Ares Capital Corp., 2.88%, 06/15/28	7,137	6,601,735
Ares Strategic Income Fund, 5.70%, 03/15/28(c)	5,170	5,174,968
Blackstone Private Credit Fund, 7.30%, 11/27/28	2,440	2,579,401
Blackstone Secured Lending Fund
2.85%, 09/30/28	4,063	3,701,289
5.35%, 04/13/28	3,270	3,257,086
Blue Owl Capital Corp., 2.88%, 06/11/28	4,170	3,812,070
Blue Owl Credit Income Corp., 7.95%, 06/13/28	3,662	3,890,016
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(c)	2,740	2,749,486
FS KKR Capital Corp., 3.13%, 10/12/28	3,565	3,243,449
Golub Capital BDC Inc., 7.05%, 12/05/28	2,255	2,345,964
HPS Corporate Lending Fund, 5.45%, 01/14/28(c)	2,700	2,691,528
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	1,860	2,009,352
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28	1,940	2,020,445
		44,076,789
Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28	2,410	2,365,481
Household Products & Wares — 0.4%
Avery Dennison Corp., 4.88%, 12/06/28	3,217	3,211,684
Clorox Co. (The), 3.90%, 05/15/28	3,209	3,127,011
Kimberly-Clark Corp., 3.95%, 11/01/28(a)	2,900	2,840,651
		9,179,346
Insurance — 1.9%
American International Group Inc., 4.20%, 04/01/28	2,351	2,304,764
Aon Corp., 4.50%, 12/15/28	2,354	2,323,419

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Assurant Inc., 4.90%, 03/27/28(a)	$1,905	$1,901,392
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28(a)	2,549	2,655,548
Athene Holding Ltd., 4.13%, 01/12/28	5,790	5,660,582
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	1,953	2,076,715
Equitable Holdings Inc., 4.35%, 04/20/28	8,305	8,179,881
F&G Annuities & Life Inc., 7.40%, 01/13/28	2,788	2,905,653
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	2,742	2,724,505
Fidelity National Financial Inc., 4.50%, 08/15/28	2,489	2,446,988
Globe Life Inc., 4.55%, 09/15/28(a)	3,484	3,453,149
Horace Mann Educators Corp., 7.25%, 09/15/28	1,550	1,652,603
Lincoln National Corp., 3.80%, 03/01/28(a)	1,274	1,233,439
MGIC Investment Corp., 5.25%, 08/15/28	3,805	3,768,531
Prudential Financial Inc., 3.88%, 03/27/28	2,565	2,501,667
Willis North America Inc., 4.50%, 09/15/28	3,365	3,314,767
		49,103,603
Internet — 1.9%
Amazon.com Inc., 1.65%, 05/12/28	11,540	10,559,893
Baidu Inc.
4.38%, 03/29/28(a)	610	600,666
4.88%, 11/14/28(a)	920	919,369
Booking Holdings Inc., 3.55%, 03/15/28(a)	3,464	3,355,553
Expedia Group Inc., 3.80%, 02/15/28	5,877	5,703,740
Meta Platforms Inc., 4.60%, 05/15/28	9,055	9,082,905
Netflix Inc.
4.88%, 04/15/28	9,150	9,198,993
5.88%, 11/15/28	10,542	10,942,654
		50,363,773
Iron & Steel — 0.1%
Nucor Corp., 3.95%, 05/01/28	3,185	3,112,682
Lodging — 0.8%
Hyatt Hotels Corp., 4.38%, 09/15/28(a)	2,673	2,611,912
Marriott International Inc./MD
5.55%, 10/15/28	4,185	4,274,625
Series AA, 4.65%, 12/01/28	1,803	1,789,813
Series X, 4.00%, 04/15/28	2,606	2,542,810
Sands China Ltd., 5.40%, 08/08/28	8,850	8,829,059
		20,048,219
Machinery — 1.9%
ABB Finance USA Inc., 3.80%, 04/03/28	959	939,942
CNH Industrial Capital LLC, 4.55%, 04/10/28	3,167	3,132,827
Ingersoll Rand Inc., 5.40%, 08/14/28	2,945	2,996,023
John Deere Capital Corp.
1.50%, 03/06/28(a)	2,081	1,900,148
3.05%, 01/06/28	1,376	1,322,913
4.65%, 01/07/28(a)	1,900	1,910,439
4.75%, 01/20/28(a)	5,165	5,207,166
4.90%, 03/03/28	2,850	2,876,578
4.95%, 07/14/28	7,485	7,578,017
Nordson Corp., 5.60%, 09/15/28	2,040	2,088,131
nVent Finance SARL, 4.55%, 04/15/28(a)	2,294	2,265,364
Oshkosh Corp., 4.60%, 05/15/28	1,874	1,853,790
Otis Worldwide Corp., 5.25%, 08/16/28(a)	4,240	4,299,172
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	7,073	7,012,897
Xylem Inc./New York, 1.95%, 01/30/28	3,193	2,943,886
		48,327,293
Manufacturing — 0.4%
3M Co., 3.63%, 09/14/28	2,604	2,521,483
Security	Par (000)	Value
Manufacturing (continued)
Eaton Corp., 4.35%, 05/18/28	$3,973	$3,943,226
Teledyne Technologies Inc., 2.25%, 04/01/28	3,916	3,618,026
Textron Inc., 3.38%, 03/01/28	1,655	1,578,043
		11,660,778
Media — 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	5,576	5,342,782
4.20%, 03/15/28	6,880	6,671,888
Comcast Corp.
3.15%, 02/15/28	8,350	7,985,598
3.55%, 05/01/28	5,114	4,929,576
4.15%, 10/15/28	20,668	20,247,731
Discovery Communications LLC, 3.95%, 03/20/28	9,197	8,769,832
Paramount Global
3.38%, 02/15/28	1,458	1,381,116
3.70%, 06/01/28	1,523	1,444,813
TCI Communications Inc., 7.13%, 02/15/28(a)	1,649	1,759,227
Walt Disney Co. (The), 2.20%, 01/13/28	6,909	6,484,479
		65,017,042
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28	2,298	2,264,817
Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28	3,966	3,680,467
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(a)	5,047	5,053,410
5.10%, 09/08/28	3,868	3,912,149
Freeport-McMoRan Inc.
4.13%, 03/01/28	2,825	2,747,465
4.38%, 08/01/28	2,572	2,508,519
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	3,970	4,263,704
		22,165,714
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	2,605	2,439,554
4.25%, 04/01/28(a)	3,992	3,892,621
		6,332,175
Oil & Gas — 2.8%
BP Capital Markets America Inc.
3.94%, 09/21/28	5,137	4,998,148
4.23%, 11/06/28	10,351	10,165,268
BP Capital Markets PLC, 3.72%, 11/28/28(a)	3,943	3,801,201
Chevron USA Inc., 3.85%, 01/15/28	2,798	2,762,384
Continental Resources Inc./OK, 4.38%, 01/15/28	5,872	5,733,905
Devon Energy Corp., 5.88%, 06/15/28	1,534	1,539,049
EQT Corp., 5.70%, 04/01/28	3,085	3,142,293
HF Sinclair Corp., 5.00%, 02/01/28	3,320	3,297,171
Marathon Petroleum Corp., 3.80%, 04/01/28	2,732	2,648,783
Occidental Petroleum Corp., 6.38%, 09/01/28(a)	3,565	3,694,213
Ovintiv Inc., 5.65%, 05/15/28	3,815	3,873,986
Patterson-UTI Energy Inc., 3.95%, 02/01/28(a)	2,565	2,462,955
Phillips 66, 3.90%, 03/15/28	5,165	5,031,633
Phillips 66 Co., 3.75%, 03/01/28(a)	2,154	2,091,285
Shell International Finance BV, 3.88%, 11/13/28(a)	8,315	8,101,294
TotalEnergies Capital SA, 3.88%, 10/11/28	5,426	5,288,458
Valero Energy Corp., 4.35%, 06/01/28	3,391	3,335,510
		71,967,536
Oil & Gas Services — 0.0%
Schlumberger Investment SA, 4.50%, 05/15/28	1,030	1,026,053

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 4.50%, 05/15/28	$2,382	$2,346,771
Berry Global Inc., 5.50%, 04/15/28	2,545	2,572,678
WRKCo Inc.
3.90%, 06/01/28(a)	2,973	2,878,340
4.00%, 03/15/28(a)	3,311	3,223,016
		11,020,805
Pharmaceuticals — 5.4%
AbbVie Inc., 4.25%, 11/14/28(a)	9,745	9,614,079
Astrazeneca Finance LLC
1.75%, 05/28/28	6,739	6,147,153
4.88%, 03/03/28	6,486	6,537,027
Becton Dickinson & Co., 4.69%, 02/13/28	5,006	4,995,545
Bristol-Myers Squibb Co., 3.90%, 02/20/28	8,250	8,097,628
CVS Health Corp., 4.30%, 03/25/28	24,473	23,892,390
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	10,196	9,967,479
Johnson & Johnson, 2.90%, 01/15/28(a)	7,611	7,315,076
McKesson Corp.
3.95%, 02/16/28	2,161	2,112,819
4.90%, 07/15/28	2,799	2,815,017
Merck & Co. Inc.
1.90%, 12/10/28(a)	6,112	5,538,353
4.05%, 05/17/28	1,745	1,725,691
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	2,113	2,211,402
Mylan Inc., 4.55%, 04/15/28	4,563	4,481,869
Pfizer Inc., 3.60%, 09/15/28(a)	4,125	4,004,387
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	20,860	20,759,058
Pharmacia LLC, 6.60%, 12/01/28	3,290	3,498,232
Sanofi SA, 3.63%, 06/19/28	4,383	4,257,583
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	9,687	9,743,143
Zoetis Inc., 3.90%, 08/20/28	2,981	2,899,264
		140,613,195
Pipelines — 3.6%
Cheniere Energy Inc., 4.63%, 10/15/28	9,090	8,920,240
Enbridge Inc., 6.00%, 11/15/28	3,240	3,352,761
Energy Transfer LP
4.95%, 05/15/28(a)	4,467	4,468,414
4.95%, 06/15/28	5,574	5,575,080
5.55%, 02/15/28(a)	4,828	4,914,686
6.10%, 12/01/28	2,495	2,589,519
Enterprise Products Operating LLC, 4.15%, 10/16/28	6,220	6,094,383
Kinder Morgan Inc., 4.30%, 03/01/28(a)	6,917	6,809,842
MPLX LP, 4.00%, 03/15/28	6,868	6,682,770
ONEOK Inc.
4.55%, 07/15/28	4,178	4,127,971
5.65%, 11/01/28	4,080	4,169,002
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	7,865	7,700,222
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/28	4,600	4,585,913
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	2,313	2,459,283
TransCanada PipeLines Ltd., 4.25%, 05/15/28	7,171	7,032,171
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	2,230	2,170,384
Valero Energy Partners LP, 4.50%, 03/15/28	2,703	2,682,302
Western Midstream Operating LP
4.50%, 03/01/28	2,158	2,116,351
4.75%, 08/15/28	2,085	2,053,384
Security	Par (000)	Value
Pipelines (continued)
Williams Companies Inc. (The), 5.30%, 08/15/28(a)	$4,865	$4,922,246
		93,426,924
Real Estate — 0.1%
Jones Lang LaSalle Inc., 6.88%, 12/01/28(a)	2,510	2,660,015
Real Estate Investment Trusts — 6.6%
Agree LP, 2.00%, 06/15/28(a)	2,442	2,225,004
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28	2,425	2,364,370
American Homes 4 Rent LP, 4.25%, 02/15/28	2,787	2,726,851
American Tower Corp.
1.50%, 01/31/28	3,404	3,091,611
3.60%, 01/15/28	3,461	3,344,228
5.25%, 07/15/28	3,880	3,918,237
5.50%, 03/15/28(a)	3,674	3,733,044
5.80%, 11/15/28	4,605	4,736,341
AvalonBay Communities Inc.
1.90%, 12/01/28	1,925	1,728,452
3.20%, 01/15/28	2,417	2,320,032
Boston Properties LP, 4.50%, 12/01/28	5,794	5,641,110
Brixmor Operating Partnership LP, 2.25%, 04/01/28	1,819	1,669,551
Camden Property Trust, 4.10%, 10/15/28	2,272	2,213,653
Crown Castle Inc.
3.80%, 02/15/28	5,348	5,180,784
4.80%, 09/01/28	3,540	3,517,955
5.00%, 01/11/28(a)	5,645	5,660,665
CubeSmart LP, 2.25%, 12/15/28	3,290	2,975,352
Digital Realty Trust LP
4.45%, 07/15/28	3,252	3,199,208
5.55%, 01/15/28	5,129	5,212,579
DOC DR LLC, 3.95%, 01/15/28	1,685	1,639,845
EPR Properties, 4.95%, 04/15/28	1,202	1,186,109
Equinix Inc.
1.55%, 03/15/28	3,692	3,345,200
2.00%, 05/15/28	2,390	2,182,461
ERP Operating LP
3.50%, 03/01/28(a)	2,946	2,842,003
4.15%, 12/01/28	2,416	2,361,440
Essex Portfolio LP, 1.70%, 03/01/28	2,507	2,277,577
Extra Space Storage LP, 5.70%, 04/01/28	4,210	4,300,774
Federal Realty OP LP, 5.38%, 05/01/28(a)	1,615	1,635,281
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28	3,080	3,116,874
Healthpeak OP LLC, 2.13%, 12/01/28(a)	3,379	3,052,744
Highwoods Realty LP, 4.13%, 03/15/28	1,204	1,161,119
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	3,510	3,183,860
Kilroy Realty LP, 4.75%, 12/15/28	2,487	2,425,270
Kimco Realty OP LLC, 1.90%, 03/01/28	2,319	2,124,373
LXP Industrial Trust, 6.75%, 11/15/28	1,718	1,803,331
Mid-America Apartments LP, 4.20%, 06/15/28	2,484	2,434,600
NNN REIT Inc., 4.30%, 10/15/28	1,893	1,851,446
Omega Healthcare Investors Inc., 4.75%, 01/15/28(a)	3,528	3,499,382
Piedmont Operating Partnership LP, 9.25%, 07/20/28(a)	2,035	2,236,158
Prologis LP
3.88%, 09/15/28	2,235	2,167,035
4.00%, 09/15/28(a)	2,558	2,493,027
4.88%, 06/15/28	4,038	4,058,187

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Public Storage Operating Co.
1.85%, 05/01/28(a)	$3,388	$3,100,692
1.95%, 11/09/28(a)	3,094	2,800,039
Realty Income Corp.
2.10%, 03/15/28	2,605	2,400,880
2.20%, 06/15/28	2,780	2,550,360
3.40%, 01/15/28	2,766	2,663,921
3.65%, 01/15/28	2,541	2,463,978
4.70%, 12/15/28	2,335	2,321,098
Regency Centers LP, 4.13%, 03/15/28	1,870	1,830,443
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	1,495	1,587,631
Rexford Industrial Realty LP, 5.00%, 06/15/28	1,375	1,373,147
Simon Property Group LP, 1.75%, 02/01/28	5,097	4,680,013
Store Capital LLC, 4.50%, 03/15/28	2,095	2,038,111
Sun Communities Operating LP, 2.30%, 11/01/28	2,876	2,606,071
UDR Inc., 3.50%, 01/15/28	1,090	1,046,030
Ventas Realty LP, 4.00%, 03/01/28	3,752	3,660,380
VICI Properties LP, 4.75%, 02/15/28	7,355	7,304,929
Welltower OP LLC, 4.25%, 04/15/28	4,585	4,503,674
		171,768,520
Retail — 3.1%
AutoNation Inc., 1.95%, 08/01/28	2,496	2,248,428
AutoZone Inc.
4.50%, 02/01/28	2,875	2,854,553
6.25%, 11/01/28(a)	3,080	3,223,708
Best Buy Co. Inc., 4.45%, 10/01/28(a)	2,931	2,891,818
Dollar General Corp.
4.13%, 05/01/28	2,308	2,249,170
5.20%, 07/05/28(a)	2,669	2,687,146
Dollar Tree Inc., 4.20%, 05/15/28	7,160	6,978,058
Genuine Parts Co., 6.50%, 11/01/28	2,760	2,894,639
Home Depot Inc. (The)
0.90%, 03/15/28(a)	2,328	2,087,723
1.50%, 09/15/28	6,015	5,400,774
3.90%, 12/06/28(a)	5,718	5,578,614
Lowe's Companies Inc.
1.30%, 04/15/28	5,957	5,353,171
1.70%, 09/15/28	5,556	4,989,791
McDonald's Corp.
3.80%, 04/01/28	5,400	5,264,737
4.80%, 08/14/28(a)	3,800	3,823,236
O'Reilly Automotive Inc., 4.35%, 06/01/28	2,812	2,770,139
Starbucks Corp.
3.50%, 03/01/28	3,706	3,583,314
4.00%, 11/15/28	4,245	4,132,238
TJX Companies Inc. (The), 1.15%, 05/15/28(a)	2,616	2,349,012
Walmart Inc.
3.70%, 06/26/28	5,378	5,263,181
3.90%, 04/15/28	3,247	3,198,392
		79,821,842
Semiconductors — 2.8%
Analog Devices Inc., 1.70%, 10/01/28	4,485	4,043,297
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28(a)	4,370	4,220,487
Broadcom Inc.
1.95%, 02/15/28(c)	3,896	3,583,133
4.11%, 09/15/28(a)	5,871	5,737,501
4.15%, 02/15/28	5,320	5,226,568
4.80%, 04/15/28	3,320	3,324,841
Security	Par (000)	Value
Semiconductors (continued)
Intel Corp.
1.60%, 08/12/28	$5,530	$4,909,576
4.88%, 02/10/28	9,860	9,822,639
Marvell Technology Inc.
2.45%, 04/15/28	4,478	4,155,361
4.88%, 06/22/28	2,850	2,843,707
Microchip Technology Inc., 4.90%, 03/15/28	3,870	3,863,740
Micron Technology Inc., 5.38%, 04/15/28	3,640	3,685,304
NVIDIA Corp., 1.55%, 06/15/28	6,152	5,603,467
NXP BV/NXP Funding LLC, 5.55%, 12/01/28(a)	2,552	2,599,760
Qualcomm Inc., 1.30%, 05/20/28(a)	5,137	4,637,745
Texas Instruments Inc., 4.60%, 02/15/28	3,517	3,525,428
		71,782,554
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28(a)	2,972	2,687,419
Software — 3.0%
Adobe Inc., 4.75%, 01/17/28	95	95,922
Concentrix Corp., 6.60%, 08/02/28(a)	4,530	4,687,746
Fidelity National Information Services Inc., 1.65%, 03/01/28	4,606	4,187,068
Fiserv Inc.
4.20%, 10/01/28(a)	5,767	5,631,325
5.38%, 08/21/28	3,880	3,940,061
5.45%, 03/02/28	5,039	5,124,681
Intuit Inc., 5.13%, 09/15/28	4,715	4,799,846
Oracle Corp.
2.30%, 03/25/28(a)	10,444	9,688,628
4.50%, 05/06/28	4,455	4,419,131
4.80%, 08/03/28	8,975	8,984,733
Roper Technologies Inc., 4.20%, 09/15/28	4,400	4,308,193
Salesforce Inc.
1.50%, 07/15/28	5,366	4,841,816
3.70%, 04/11/28	7,745	7,562,272
Take-Two Interactive Software Inc., 4.95%, 03/28/28	4,900	4,910,919
VMware LLC, 1.80%, 08/15/28	4,107	3,697,608
		76,879,949
Telecommunications — 3.9%
AT&T Inc.
1.65%, 02/01/28	12,590	11,510,511
4.10%, 02/15/28(a)	9,690	9,511,234
British Telecommunications PLC, 5.13%, 12/04/28(a)	4,390	4,408,397
Motorola Solutions Inc., 4.60%, 02/23/28	3,780	3,754,969
Sprint Capital Corp., 6.88%, 11/15/28(a)	13,720	14,572,324
T-Mobile USA Inc.
2.05%, 02/15/28	9,212	8,497,637
4.75%, 02/01/28	6,268	6,249,973
4.80%, 07/15/28(a)	4,735	4,724,973
4.95%, 03/15/28	5,155	5,169,785
Verizon Communications Inc.
2.10%, 03/22/28(a)	11,819	10,907,085
4.33%, 09/21/28	19,854	19,582,347
Vodafone Group PLC, 4.38%, 05/30/28(a)	3,371	3,352,014
		102,241,249
Transportation — 1.8%
Canadian National Railway Co., 6.90%, 07/15/28	2,629	2,805,598
Canadian Pacific Railway Co., 4.00%, 06/01/28	3,431	3,350,807

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
CH Robinson Worldwide Inc., 4.20%, 04/15/28(a)	$3,766	$3,671,011
CSX Corp., 3.80%, 03/01/28	5,148	5,027,191
FedEx Corp.
3.40%, 02/15/28	2,793	2,667,817
4.20%, 10/17/28	2,239	2,185,171
Kirby Corp., 4.20%, 03/01/28	2,520	2,456,030
Norfolk Southern Corp., 3.80%, 08/01/28(a)	3,554	3,454,408
Ryder System Inc.
5.25%, 06/01/28(a)	3,645	3,688,615
5.65%, 03/01/28	2,880	2,946,463
6.30%, 12/01/28(a)	2,140	2,241,545
Union Pacific Corp., 3.95%, 09/10/28	6,207	6,063,423
Walmart Inc., 1.50%, 09/22/28	6,351	5,732,168
		46,290,247
Trucking & Leasing — 0.1%
GATX Corp.
3.50%, 03/15/28	1,887	1,807,058
4.55%, 11/07/28	1,782	1,758,844
		3,565,902
Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28	3,350	3,230,777
United Utilities PLC, 6.88%, 08/15/28(a)	2,136	2,254,822
		5,485,599
Total Long-Term Investments — 98.6% (Cost: $2,565,907,860)		2,566,135,039
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	108,746,474	$108,800,847
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	10,400,000	10,400,000
Total Short-Term Securities — 4.6% (Cost: $119,168,302)		119,200,847
Total Investments — 103.2% (Cost: $2,685,076,162)		2,685,335,886
Liabilities in Excess of Other Assets — (3.2)%		(83,945,401)
Net Assets — 100.0%		$2,601,390,485

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$111,007,094	$—	$(2,188,031)(a)	$4,464	$(22,679)	$108,800,848	108,746,474	$72,716 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,260,000	4,140,000 (a)	—	—	—	10,400,000	10,400,000	80,104	—
				$4,464	$(22,679)	$119,200,848		$152,820	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,566,135,039	$—	$2,566,135,039
Short-Term Securities
Money Market Funds	119,200,847	—	—	119,200,847
	$119,200,847	$2,566,135,039	$—	$2,685,335,886

Portfolio Abbreviation
REIT	Real Estate Investment Trust